General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and administrative expenses
General and administrative expenses

11.   General and administrative expenses

The following table summarizes general and administrative expenses for years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Employee benefits expenses	(16,815)	(10,497)	(2,033)
Professional fees	(5,777)	(7,457)	(1,473)
Loss on sale of disposal group	(4,969)	—	—
Insurance liability expense	(1,522)	(513)	—
Impairment of intangible assets	(547)	—	—
Other operating expenses	(6,489)	(4,564)	(183)
	(36,119)	(23,031)	(3,689)